INVENTORIES (Disclosure of prepaid inventory) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Classes of current inventories [abstract]
Prepaid inventory, beginning of year	$ 855,415	$ 0
Prepayments made during the year	0	1,126,575
Inventory received	(740,690)	(271,160)
Prepaid inventory, end of year	$ 114,725	$ 855,415